Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 13, 2015
Iron Equity Premium Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index (BXMSM) (net of Fund expenses).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. The Fund’s turnover rate will be available after the Fund completes its first fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year in each period in the Example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in one or more exchange-traded funds that track the performance of the S&P 500® Index (the "Underlying ETFs") while employing an actively managed strategy of writing (selling) call options on all or a portion of the Underlying ETFs. Writing call options is intended to generate income in the form of option writing premiums while reducing volatility associated with the Fund's exposure to U.S. equities.

Investing in the Underlying ETFs provides the Fund with passive exposure to the performance of the S&P 500® Index, a widely recognized benchmark of U.S. stock performance that is dominated by the stocks of large U.S. companies. Under normal circumstances, the Fund intends to be substantially invested in one or more Underlying ETFs, regardless of the current or projected performance of the Underlying ETFs. The Fund will, as a policy, invest at least 80% of its net assets in equity securities under normal circumstances. The Fund considers the Underlying ETFs to be "equity securities" for purposes of this policy, and expects that its entire equity portfolio will be comprised of one or more Underlying ETFs.

The Fund's investment adviser, IRON Financial, LLC (the "Adviser"), actively manages the Fund's option writing strategy using a quantitative model that takes into account multiple factors, including option premium, certain risk measures, tenor (i.e., the amount of time remaining until expiration), and implied and realized volatility. The Adviser monitors each of the Fund's open written option positions to determine whether to close out the position (by repurchasing the written option) or to allow the option to expire. This active management is intended to permit the Fund to realize much of the capital appreciation of the Underlying ETFs while capturing option premium and reducing the volatility associated with the Underlying ETFs.

As the seller of a call option on an Underlying ETF, the Fund receives cash (the "premium") from the purchaser. The purchaser of the call option has the right to purchase the security underlying the option at a specified price (the "exercise price" or "strike price") at any time during the term of the option. If the purchaser exercises the option, the Fund will be required to deliver the Underlying ETF position covering the option at the exercise price.

The Fund has the flexibility to write call options on the Underlying ETFs with an aggregate notional value equal to the market value of its positions in the Underlying ETFs, or to write no options at all. The extent of the Fund's option writing activity depends on the Adviser's assessment of market conditions and the attractiveness of writing call options on the Underlying ETFs.

The Fund's option writing strategy is intended to reduce the Fund's volatility relative to U.S. equity securities and provide the Fund with gains from premiums received. However, writing call options may reduce the Fund's ability to profit from increases in the value of its equity portfolio, especially in sharply rising equity markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.

  Underlying ETFs Risk. The Fund invests primarily in one or more Underlying ETFs, rather than holding individual stocks or other investments directly. Much of the Fund's performance depends on the investment performance (positive or negative) of the Underlying ETFs. An investment in the Fund is thus subject to the risks of the Underlying ETFs, including those described below. The Fund and its investors will also indirectly bear a portion of the fees and expenses of the Underlying ETFs held by the Fund. These fees are in addition to the Fund's direct fees and expenses, and may be considered duplicative. An Underlying ETF's shares may trade at a market price above or below its net asset value and an active (or liquid) trading market for an Underlying ETF's shares may not be maintained. Trading in shares of an Underlying ETF may be halted by the activation of individual or market-wide trading halts.

  Market Risk. The Fund's investment in an Underlying ETF involves risks similar to investing in equity securities directly or in a fund that holds equity securities. The value of the Underlying ETFs held by the Fund will fluctuate due to general market or economic conditions, including fluctuations caused by economic or political developments, perceived trends in stock prices, and changes in interest or currency rates. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of the Underlying ETFs will also fluctuate due to factors affecting specific issuers held by the Underlying ETFs. The Underlying ETFs may, at times, become focused in stocks in a particular market sector, which would subject the Underlying ETFs to proportionally higher exposure to events affecting that sector. The Underlying ETFs are substantially exposed to the large capitalization sector of the U.S. stock market, which may underperform the overall U.S. stock market for extended periods of time.

  Management Risk. The Fund's written call option strategy is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund's written call option strategy may not be successful in reducing the Fund's volatility, and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.

  Quantitative Model Risk. The Adviser's use of quantitative modeling to assist in managing the Fund's written call option strategy may not be successful. The quantitative model may be flawed, may not work as expected, and may cause the Fund to underperform other funds with similar investment objectives and strategies.

  Passive Index-Based Investing Risk. The Underlying ETFs are not actively managed and instead designed to passively track the performance of the S&P 500® Index. The Fund anticipates investing substantially in one or more Underlying ETFs regardless of the Adviser's assessment of the current or projected performance of the Underlying ETFs. Maintaining investments in the Underlying ETFs regardless of market conditions or the performance of the Underlying ETFs could cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to the equity portion of its portfolio.

  Tracking Error Risk. While each Underlying ETF is designed to track the performance of the S&P 500® Index, the performance of an Underlying ETF may differ from the performance of the S&P 500® Index for several reasons, including operating expenses and transaction costs incurred by the Underlying ETF and differences in holdings.

  Written Call Options Risk. The Fund's call option writing strategy may not reduce the extent of the Fund's losses during market declines because the Fund will continue to bear the risk of a decline in the value of its equity portfolio. In a sharply declining market, the Fund will likely experience a sharp decline in its net asset value. There are several additional risks associated with writing call options, including the following:

  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market value of the Underlying ETF covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the Underlying ETF above the strike price of the call. In a rising market, the Fund could significantly underperform the market.

  The effective use of written call options depends on the Fund's ability to terminate these options positions at times when the Adviser deems it desirable to do so. There is no guarantee that the Fund will be able to effect closing transactions on written options at any particular time or at an acceptable price. A liquid market may not exist when the Fund seeks to close out a written call option position. If the Fund is unable to close out an unexpired written option position, the Fund would not be able to sell the Underlying ETF covering the option until the option expires.

  Market conditions or a lack of a ready market for a particular call option may reduce the effectiveness of the Fund's written option strategy and prevent the Fund from achieving its investment objective.

  In certain circumstances, the exercise (or strike) price of a call option written by the Fund on an Underlying ETF may be adjusted downward before the option's expiration as a result of events affecting the Underlying ETF. This would reduce the Fund's capital appreciation potential on the Underlying ETF.

  The Fund's options transactions will be subject to limitations established by each of the exchanges or other trading facilities on which such options are traded.

  New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operation.
Iron Equity Premium Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	$ 148
3 years	rr_ExpenseExampleYear03	$ 612
Iron Equity Premium Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	$ 505

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.00% of average daily net assets through January 31, 2017. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 1.00% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.